Fee and commission income - Schedule of ordinary income that is expected to be recognized on the contracts in force (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Statement [Line Items]
Ordinary income expected to be recognized on the contracts	$ 8,284
Current
Statement [Line Items]
Ordinary income expected to be recognized on the contracts	4,553
From 1 to 2 years
Statement [Line Items]
Ordinary income expected to be recognized on the contracts	1,370
More than 2 years
Statement [Line Items]
Ordinary income expected to be recognized on the contracts	$ 2,361